Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income for the year	$ 1,913,451	$ 19,554,198	$ 16,180,949
Adjustments to reconcile net income for the year to net cash provided by operating activities:
Depreciation	39,874	12,828	21,099
Amortization of intangible asset	20,672
Share of loss from joint venture	859,400
Noncash loss on inventories	91,243
Loss on sale of vehicle			8,332
Noncash lease expense	9,398,851	6,981,148	3,717,439
Changes in assets and liabilities:
Receivables/payables from/to related parties	2,890,393	1,430,036	(11,402,661)
Payables to vessel owners	177,560	(6,112,140)	6,438,284
Guarantees	(7,472)	30,611
Other receivables	(334,977)	17,556	(406,183)
Inventories	499,513	(1,202,921)
Prepayments and other current assets	1,098,870	881,829	(2,244,925)
Other fixed assets			(4,314)
Accounts payable and accrued expenses	(10,307)	683,717	794,142
Accrued interest payable to sharing partner and assignee	136,790	(54,566)	288,785
Accrued interest payable to assignee, related party	56,059	4,833
Other long-term liabilities			(50,309)
Deferred revenue	(693,408)	(3,221,483)	5,030,891
Operating lease liabilities	(9,377,209)	(6,981,148)	(3,717,439)
Net cash provided by operating activities	6,759,303	12,024,498	14,654,090
Cash flows from investing activities
Payments for additions of property and equipment	(268,438)	(9,053)
Loan to the Non-consolidated pool subsidiaries	(930,000)
Contributions to joint venture	(2,428,973)
Proceeds from sale of property and equipment			24,173
Cash consideration in business acquisition (Note 15)	(400,000)
Net cash (used in)/ provided by investing activities	(4,027,411)	(9,053)	24,173
Cash flows from financing activities
Capital contributions			2,000,000
Principal payments attributable to the acquisition installments payable	(122,951)
Proceeds from sharing partner			972,089
Proceeds from assignee		623,215
Repayments to assignee	(623,215)
Repayments to assignee, related party	(779,019)
Proceeds from Shareholder		5,239,219
Dividends paid		(25,000,000)
Net cash (used in)/ provided by financing activities	(1,525,185)	(18,358,547)	2,972,089
Effect of exchange rate changes on cash and cash equivalents	(108,416)	66,109	(292,218)
Net increase/ (decrease) in cash and cash equivalents	1,098,291	(6,276,993)	17,358,134
Cash and cash equivalents at the beginning of the year	18,931,215	25,208,208	7,850,074
Cash and cash equivalents at the end of the year	20,029,506	18,931,215	25,208,208
Supplemental cash flow information
Cash paid for interest	1,717,263	1,423,179	$ 462,646
Non cash financing activities
Deferred consideration related to business acquisition included in liabilities	252,898
Payable to Assignee A
Cash flows from financing activities
Proceeds from assignee, related party		$ 779,019
Repayments to assignee, related party	779,019
Supplemental cash flow information
Cash paid for interest	$ 21,058